Earnings and dividends per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic earnings per share
Income available to shareholders, Income	$ 278,017	$ 247,474	$ 188,677
Shares outstanding, Shares	94,124,872	93,803,752	93,232,920	92,674,085
Weighted number of shares issued, Shares	251,010	411,190	419,607
Income available to shareholders, Shares	94,055,000	93,644,000	93,094,000
Income available to shareholders, Per share amount	$ 2.96	$ 2.64	$ 2.03
Effective of dilutive securities
Diluted earnings per share, Income	$ 278,017	$ 247,474	$ 188,677
Share options,Shares	5,257	38,833	77,227
Restricted shares,Shares	1,074,144	1,110,899	922,884
Diluted earnings per share,Shares	95,134,163	94,793,842	94,093,803
Diluted earnings per share	$ 2.92	$ 2.61	$ 2.01